Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21. SUBSEQUENT EVENTS

Subsequent to September 30, 2023, pursuant to the PPA (see Note 12), the Holder converted $500,000 in principal value on the Initial Promissory Note, resulting in the issuance of 243,080 ordinary shares.

On November 13, 2023, we entered into a securities purchase agreement with several institutional investors to purchase approximately $5.0 million of our ordinary shares (or pre-funded warrants to purchase ordinary shares in lieu thereof) and warrants to purchase ordinary shares in a registered direct offering. The combined effective purchase price for each ordinary share (or pre-funded warrant) and associated warrant to purchase one ordinary share will be $1.20. Under the terms of the securities purchase agreement, we have agreed to issue 4,166,667 ordinary shares (or pre-funded warrant in lieu thereof) and warrants (the “Warrants”) to purchase up to an aggregate of 4,166,667 shares. The Warrants will be exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $1.20 per share.